Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	WST Investment Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001580350
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Dec. 30, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2019
Prospectus Date	rr_ProspectusDate	Dec. 30, 2019
WSTCM Credit Select Risk-Managed Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY: WSTCM CREDIT SELECT RISK-MANAGED FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the WSTCM Credit Select Risk-Managed Fund (the "Fund") is to seek total return from income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 524% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	524.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the ratios of expenses to average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds." The term "fund of funds" is typically used to describe mutual funds, such as the Fund, whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds (e.g. open end and closed end mutual funds).

To achieve its investment objective, the Fund will generally invest in a combination of (i) U.S. high-yield debt securities (commonly known as "junk" bonds, and referred to herein as "High-Yield Securities") and (ii) U.S. investment grade debt securities and U.S. Treasury debt obligations (collectively, "Investment Grade Securities"). Debt securities are also known as fixedincome securities. The Fund defines High-Yield Securities as those rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or lower than BBB by S&P Global Ratings ("S&P") or Fitch Ratings, Inc. ("Fitch") and defines Investment Grade Securities as those rated Baa or better by Moody's or BBB or better by S&P or Fitch or, if securities are unrated, as determined by the Fund's investment advisor, Wilbanks, Smith & Thomas Asset Management, LLC, d/b/a WST Capital Management ("the Advisor") to be of similar credit quality. Although the Fund may invest directly in debt securities, it will primarily invest in such securities indirectly through ETFs, open end and closed end mutual funds, and/or baskets of securities (i.e. pre-selected groups of securities that are related by index or sector and made available through certain brokers at a discounted brokerage rate) that each invest primarily in debt securities.

The Advisor allocates assets between High-Yield Securities and Investment Grade Securities using a proprietary quantitative model, its "Credit Select Risk-Managed Strategy." This strategy employs a combination of short-, intermediate- and long-term trend-following techniques to identify periods of favorable or unfavorable market conditions for High-Yield Securities. In allocating portfolio investments between High-Yield Securities and Investment Grade Securities, the Advisor may consider multiple factors, including those related to credit, duration, Federal Reserve policy and the Advisor's expectations for the future course of interest rates and the then-prevailing price and yield levels in the debt market. Normally, the investment universe for the Credit Select Risk-Managed Strategy is comprised of approximately 10 to 20 ETFs that invest in High-Yield Securities and 5 to 10 ETFs that invest in Investment Grade Securities that are selected by the Advisor. The Advisor selects securities for their potential for interest income, capital appreciation, or both. The Fund invests without restriction as to issuer credit quality, capitalization or security maturity.

Under normal circumstances, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) will be invested directly or indirectly in U.S. bonds. The Fund shareholders will be provided with at least 60 days' prior notice of any change to the foregoing policy.

The Fund's investment allocations, determined by the Credit Select Risk-Managed Strategy, may change frequently and as a result, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during the year. A higher portfolio turnover rate indicates a greater number of changes. Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be significantly greater than 100%.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. The Fund is not intended to be a complete investment program. Generally, the Fund will be subject to the following principal risks:

Market Risk: Market risk refers to the risk that the value of securities in the Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Advisor's control, including fluctuation in interest rates, the quality of the Fund's investments, economic conditions, and general bond market conditions.

Investment Model Risk: The share price of the Fund changes daily based on the performance of the securities in which it invests, the selection of which are determined primarily by the Credit Select Risk-Managed Strategy (the "Credit Select Risk-Managed Model"). The ability of the Fund to meet its investment objective is directly related to the ability of the Credit Select Risk-Managed Model to accurately measure market risk or volatility and appropriately react to current and developing market trends. There can be no assurance that the use of the Credit Select Risk-Managed Model will enable the Fund to achieve positive returns or outperform the market. If the Credit Select Risk-Managed Model and Advisor fail to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund's share price may be adversely affected.

Exchange Traded Funds ("ETFs") Risk: An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange traded), including the risk that the general level of security prices, or that the prices of securities within a particular sector, may increase or decline, thereby affecting the value of the shares of an ETF. In addition, ETFs are subject to the following risks that do not apply to a conventional mutual fund: (1) the market price of an ETF's shares may trade at a discount to its net asset value ("NAV") due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF's underlying basket of securities, accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund's NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).; (2) an active trading market for an ETF's shares may not develop or be maintained; (3) trading of an ETF's shares may be halted if the listing exchange deems such action appropriate; and (4) the shares may be delisted from the exchange on which they trade, or activation of "circuit breakers" (which are tied to large decreases in stock prices) may halt trading temporarily. ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track. ETFs may be actively managed or indexed-based. Actively managed ETFs are subject to management risk and may not achieve their objective if the ETF's manager expectations regarding particular securities or markets are not met. An index-based ETF's objective is to track the performance of a specific index. Index-based ETFs generally invest in a securities portfolio that includes substantially all of the securities (in substantially the same amount) included in the applicable index. Since passively managed ETFs are designed to track an index, securities may be purchased, retained and sold when an actively managed ETF would not do so. As a result, passively managed ETFs can expect greater risk of loss (and a corresponding prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF were not fully invested in such securities.

Risks Related to "Fund of Funds" Structure: Investments in ETFs and other investment companies (e.g., open end and closed end mutual funds) subject the Fund to paying its proportionate share of fees and expenses from those investments. In addition, under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Fund may own.

Since the Fund is a "fund of funds," your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund's distributions and therefore may increase the amount of your tax liability.

Additionally, the Fund is subject to the risks associated with the underlying holdings of the ETFs and other investment companies in which it invests. As described elsewhere in this Prospectus, the Fund will invest in a variety of ETFs and other investment companies, and, accordingly, such risks will vary.

Income Risk: A primary source of income for the Fund will be derived from the receipt of interest payments from debt securities. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer's ability to timely make payments of principal and interest. If the issuer fails to make timely interest and/or principal payments, then the Fund's current income will be adversely affected and reduced.

Interest Rate Risk: The value of the Fund's debt securities will generally vary inversely with the direction of the prevailing interest rates. A rise in interest rates will normally cause the value of debt securities to decrease. Consequently, changes in interest rates may have a significant effect on the Fund, especially if the Fund is holding a significant portion of its assets in debt securities that are particularly sensitive to interest rate fluctuations, such as debt securities with long-term maturities, zero coupon bonds, and debentures. The Fund may be subject to greater risk of rising interest rates due to the current period of historically low interest rates and the likelihood of a general rise in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a debt security (including corporate, government and mortgage-backed securities) will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer fails to pay interest, the Fund's income will be reduced. If the issuer fails to repay principal, the value of that debt security and of the Fund's shares may be reduced. To the extent the Fund invests in lower rated debt securities (such as High Yield Securities), the Fund will be subject to a higher level of credit risk than a fund that invests only in the highest rated debt securities.

Corporate Debt Securities Risk: The Fund's debt securities investments may directly or indirectly include corporate debt securities. Corporate debt obligations purchased by the Fund may be any credit quality, maturity or yield. Accordingly, the Fund's debt securities may include "investment grade" securities (those rated at least Baa by Moody's, BBB by S&P or Fitch or, if not rated, of equivalent quality in the Advisor's opinion). In addition, the Fund's debt securities may include lower-rated debt securities including, without limitation, high-yield and/or junk bonds rated below Baa by Moody's or BBB by S&P's or Fitch (see "Junk Bonds or Lower-rated Securities Risk" below). The Fund's fixed income-securities investments are subject to risks of non-payment of interest and principal, the risk that bond demand in the marketplace will decrease periodically, and the risk that ratings of the various credit services (and the Advisor's independent assessments of the securities creditworthiness) are or may become inaccurate.

U.S. Government Securities Risk: Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may not be backed by the "full faith and credit" of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed-income securities generally.

Junk Bonds or Lower-Rated Securities Risk: Debt securities rated below Baa by Moody's and BBB by S&P or Fitch are generally considered speculative in nature and are generally subject to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated debt securities. Lower-rated debt securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These debt securities are considered below "investment-grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher-rated debt securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value. These risks can reduce the value of the Fund's shares and the income it earns.

Liquidity Risk: Liquidity risk is the risk that the Fund may not be able to sell a particular investment at an advantageous time or price or at all. For example, if a debt security is downgraded or drops in price, the market demand for such security may be limited, making the security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions. Investments in debt securities, including below investment grade securities, tend to involve greater liquidity risk.

Maturity Risk: Maturity risk is another factor that can affect the value of the Fund's debt security holdings. In general, but not in all cases, the longer the maturity of a debt security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Fund will be subject to greater maturity risk to the extent it is invested in debt securities with longer maturities.

Prepayment Risk: Issuers of debt securities in which the Fund may invest may be able to prepay principal due on these securities. Declining interest rates may encourage issuers to pay off their debt obligations sooner than expected. This can reduce the effective maturity of the debt security and lower returns to the Fund, especially if the Fund reinvests its assets at a lower prevailing interest rate.

Regional and Sector Risk: Regional and sector risk is the risk that if the Fund invests heavily in securities within the same state, region, currency, industry or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if its investments were not so focused. To the extent the Fund invests heavily in securities in any such area that experiences an adverse development, the value of the Fund's portfolio may be negatively affected.

Risks Related to Frequent Trading and Portfolio Turnover: As a result of its trading strategies, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund's taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates. Under normal circumstances, the anticipated annual portfolio turnover rate for the Fund is expected to be greater than 100%.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. The bar chart and table show the performance of the Fund's Institutional Shares. The Fund's Investor Shares would have substantially similar annual returns and would differ only to the extent the Investor Shares have different expenses. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-515-4626 or by visiting www.wstcmfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-515-4626
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wstcmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	WSTCM Credit Select Risk-Managed Fund Institutional Shares Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The 2019 year-to-date return of the Fund's Institutional Shares through September 30, 2019 is 4.29%.

Quarterly Returns During This Time Period

Highest: 3.91% (quarter ended June 30, 2016)
Lowest: -1.51% (quarter ended December 31, 2018)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only and after-tax returns for Investor Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts("IRAs"). After-tax returns are shown for Institutional Shares only and after-tax returns for Investor Shares will vary.

WSTCM Credit Select Risk-Managed Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WAMBX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[1]
One Year	rr_ExpenseExampleYear01	$ 178
Three Years	rr_ExpenseExampleYear03	551
Five Years	rr_ExpenseExampleYear05	949
Ten Years	rr_ExpenseExampleYear10	$ 2,062
WSTCM Credit Select Risk-Managed Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WAMIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[1]
One Year	rr_ExpenseExampleYear01	$ 157
Three Years	rr_ExpenseExampleYear03	486
Five Years	rr_ExpenseExampleYear05	839
Ten Years	rr_ExpenseExampleYear10	$ 1,834
Annual Return 2015	rr_AnnualReturn2015	(0.66%)
Annual Return 2016	rr_AnnualReturn2016	12.12%
Annual Return 2017	rr_AnnualReturn2017	3.53%
Annual Return 2018	rr_AnnualReturn2018	(0.35%)
Year to Date Return, Label	rr_YearToDateReturnLabel	2019 year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.51%)
1 Year	rr_AverageAnnualReturnYear01	(0.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
WSTCM Credit Select Risk-Managed Fund | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
WSTCM Credit Select Risk-Managed Fund | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
WSTCM Credit Select Risk-Managed Fund | Bloomberg Barclays U.S. Corporate High Yield Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014

[1]	"Total Annual Fund Operating Expenses" will not correlate to the ratios of expenses to average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."